Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

12 Earnings per share

The earnings per share (EPS) data have been calculated as follows:

	000000	000000	000000
	2009	2010	2011
Income (loss) from continuing operations	(185)	(465)	2
Less: Net income (loss) attributable to non-controlling interests	14	50	46

Income (loss) from continuing operations attributable to stockholders	(199)	(515)	(44)
Income (loss) from discontinued operations attributable to stockholders	32	59	434

Net income (loss) attributable to stockholders	(167)	(456)	390
Weighted average number of shares outstanding (after deduction of treasury shares) during the year -in thousands-	215,252	229,280	248,812
Basic/Diluted EPS attributable to stockholders in $:
Income (loss) from continuing operations	(0.93)	(2.25)	(0.17)
Income (loss) from discontinued operations	0.15	0.26	1.74

Net income (loss)	(0.78)	(1.99)	1.57

1)	In 2011, 27,789,634 securities (2010: 24,350,650 securities; 2009: 19,570,435 securities) that could potentially dilute basic EPS were not included in the computation of dilutive EPS because the effect would have been anti-dilutive for the periods presented.